Short-Term and Long-Term Debts (Details) - Schedule of Future Maturities of Long-Term Debts - CNY (¥)	Jun. 30, 2024	Dec. 31, 2023
Schedule of Future Maturities of Long-Term Debts [Abstract]
Remaining of 2024	¥ 1,930,000
2025	5,350,000	¥ 3,410,000
2026	6,890,000	4,630,000
2027	8,430,000	5,850,000
2028	9,970,000	7,070,000
Thereafter	130,670,063	94,420,783
Total	¥ 163,240,063	¥ 123,670,783